RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,956		$ 13,956		$ 13,512
Interest expense on borrowings	255	$ 220	483	$ 440
Brookfield Asset Management Reinsurance Partners L.P.
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings due to related party	15		15		$ 0
Amended Series 8 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	400		400
Interest expense on borrowings	$ 0	$ 0	$ 1	$ 1
Amended Series 8 | Medium Term Notes | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%		1.80%